CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended			147 Months Ended		150 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012		Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,082)		$ (872)	$ (3,430)		$ (3,918)	$ (47,508)	[1],[2]	$ (48,590)	[1],[2]
Less - loss for the period from discontinued operations	0		0	0		0	164	[1],[2]	164	[1],[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges	33		38	157		153	1,158	[2]	1,191	[2]
Severance pay, net	(2)		1	5		(23)	17	[2]	15	[2]
Accrued interest on loans	0		0	0		3	451	[2]	451	[2]
Amortization of discount on short-term loans	0		0	0		0	1,864	[2]	1,864	[2]
Change in fair value of options and warrants	0		0	0		0	(795)	[2]	(795)	[2]
Expenses related to shares and options granted to service providers	128		4	195		449	21,681	[2]	21,809	[2]
Stock-based compensation related to options granted to employees	203		177	560		1,135	7,381	[2]	7,584	[2]
Decrease (increase) in accounts receivable and prepaid expenses	128		(249)	(407)		105	(788)	[2]	(660)	[2]
Increase (decrease) in trade payables and convertible note	(112)		81	114		(63)	831	[2]	719	[2]
Increase (decrease) in other accounts payable and accrued expenses	34		74	(110)		(64)	1,287	[2]	1,321	[2]
Erosion of restricted cash	0		0	0		0	(6)	[2]	(6)	[2]
Net cash used in continuing operating activities	(670)		(746)	(2,916)		(2,223)	(14,263)	[2]	(14,933)	[2]
Net cash used in discontinued operating activities	0		0	0		0	(23)	[2]	(23)	[2]
Total net cash used in operating activities	(670)		(746)	(2,916)		(2,223)	(14,286)	[2]	(14,956)	[2]
Cash flows from investing activities:
Purchase of property and equipment	(20)		(52)	(90)		(48)	(1,223)	[2]	(1,243)	[2]
Restricted cash	0		0	0		0	6	[2]	6	[2]
Investment in short-term deposit	997		0	(2,769)		0	(2,769)	[2]	(1,772)	[2]
Investment in lease deposit	(6)		0	0		(16)	(17)	[2]	(23)	[2]
Net cash used in continuing investing activities	971		(52)	(2,859)		(64)	(4,003)	[2]	(3,032)	[2]
Net cash used in discontinued investing activities	0		0	0		0	(16)	[2]	(16)	[2]
Total net cash used in (provided by) investing activities	971		(52)	(2,859)		(64)	(4,019)	[2]	(3,048)	[2]
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	250		0	5,023		3,602	17,342	[2]	17,592	[2]
Proceeds from loans, notes and issuance of warrants, net	0		0			0	2,061	[2]	2,061	[2]
Credit from bank				0		0	0	[2]
Proceeds from exercise of warrants and options	0		20	146		515	777	[2]	777	[2]
Repayment of short-term loans	0		0	0		0	(601)	[2]	(601)	[2]
Net cash provided by continuing financing activities	250		20	5,169		4,117	19,579	[2]	19,829	[2]
Net cash provided by discontinued financing activities	0		0	0		0	43	[2]	43	[2]
Total net cash provided by financing activities	250		20	5,169		4,117	19,622	[2]	19,872	[2]
Increase in cash and cash equivalents	551		(778)	(606)		1,830	1,317	[2]	1,868	[2]
Cash and cash equivalents at the beginning of the period	1,317	[2]	1,923	1,923		93	0	[2]	0	[2]
Cash and cash equivalents at end of the period	1,868	[2]	1,145	1,317	[2]	1,923	1,317	[2]	1,868	[2]
Non-cash financing activities:
Conversion of convertible loan and convertible note to shares Conversion of trade payable to Common Stock $ 84				0		140	0	[2]
Conversion of other accounts payable to Common Stock				0		(24)	0	[2]
Conversion of a trade payable to Common Stock				$ 0		$ 0	$ 0	[2]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.